UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: American Economic Planning Group
      25 Independence Boulevard  Suite 102
      Warren, NJ   07059


Form 13F File Number:  28-15084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven Kaye
Title: Chief Compliance Officer
Phone: 908-821-9797

Signature, Place, and Date of Signing:

  Steven Kaye              Warren, New Jersey        December 13, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                           American Economic Planning Group, LLC
                           Form 13F Information Table




                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     None
                                                  -----------------------

Form 13F Information Table Entry Total:                148

                                                  -----------------------

Form 13F Information Table Value Total:
                                                    198111(x1000)
                                                  -----------------------


List of Other Included Managers:







        COLUMN 1                  COLUMN 2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8
          NAME                     TITLE           CUSIP        VALUE    SHRS  OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
        OF ISSUER                 OF CLASS                     (x$1000)  PRN AMT PRN CALL   DISCRETION  MANAGER  SOLE  SH    NONE
----------------------------------------------------------------------------------------------------------------------------------

3M Company                          COM           88579Y101       32     388SH                 SOLE                            388
Abbott Laboratories                 COM           002824100      142    2519SH                 SOLE                           2519
Altera Corporation                  COM           021441100       43    1162SH                 SOLE                           1162
Amazon Com Inc                      COM           023135106       52     300SH                 SOLE                            300
American Elec Pwr Coinc             COM           025537101       13     304SH                 SOLE                            304
American Express Co                 COM           025816109       36     754SH                 SOLE                            754
Amerisourcebergen Corp              COM           03073E105       41    1101SH                 SOLE                           1101
Amgen Inc                           COM           031162100       27     417SH                 SOLE                            417
Anadarko Petroleum Corp             COM           032511107       29     382SH                 SOLE                            382
Apache Corp                         COM           037411105       25     276SH                 SOLE                            276
Apple Computer Inc                  COM           037833100      183     453SH                 SOLE                            453
Applied Materials Inc               COM           038222105       19    1790SH                 SOLE                           1790
AT&T Inc                            COM           00206R102      192    6354SH                 SOLE                           6354
Baidu com Inc                       COM           056752108       66     565SH                 SOLE                            565
Bank of America Corp                COM           060505104       17    2992SH                 SOLE                           2992
Boeing Co                           COM           097023105       41     556SH                 SOLE                            556
BP P L C  Sponsored ADR             SPON ADR      055622104       11     264SH                 SOLE                            264
Bristol Myers Squibb Co             COM           110122108       11     300SH                 SOLE                            300
C V S Corp                          COM           126650100       28     693SH                 SOLE                            693
Caterpillar Inc                     COM           149123101       46     506SH                 SOLE                            506
CBS Corporation Cl B New            COM           124857202       24     882SH                 SOLE                            882
Celgene Corp                        COM           151020104       27     397SH                 SOLE                            397
Centurytel Inc                      COM           156700106       40    1075SH                 SOLE                           1075
Chevrontexaco Corp                  COM           166764100       90     843SH                 SOLE                            843
Chubb Corp.                         COM           171232101       94    1355SH                 SOLE                           1355
Cisco Systems Inc                   COM           17275R102       52    2903SH                 SOLE                           2903
Citigroup Inc                       COM           172967424       36    1374SH                 SOLE                           1374
Coca Cola Co                        COM           191216100      200    2858SH                 SOLE                           2858
Columbia Labs Inc                   COM           197779101       27   10729SH                 SOLE                          10729
Comcast Corp New Cl A               COM           20030N101       40    1699SH                 SOLE                           1699
Conocophillips                      COM           20825C104       69     950SH                 SOLE                            950
Corning Inc                         COM           219350105       20    1505SH                 SOLE                           1505
Costco Whsl Corp                    COM           22160K105       36     434SH                 SOLE                            434
Deere & Co                          COM           244199105       42     542SH                 SOLE                            542
Dell Inc                            COM           24702R101       20    1388SH                 SOLE                           1388
Devon Energy Corp New               COM           25179M103       23     371SH                 SOLE                            371
Discover Financial Services         COM           254709108       27    1131SH                 SOLE                           1131
E I Du Pont de Nemours & Co         COM           263534109       33     731SH                 SOLE                            731
Ebay Inc                            COM           278642103       29     962SH                 SOLE                            962
Edwards Lifesciences Corp           COM           28176E108       17     234SH                 SOLE                            234
EMC Corp                            COM           268648102       31    1429SH                 SOLE                           1429
Emerson Electric Co                 COM           291011104       39     845SH                 SOLE                            845
Entergy Corp New                    COM           29364G103       23     310SH                 SOLE                            310
ETFS Physical Palladium SH ETF      SH BEN INT    26923A106    15579  241312SH                 SOLE                         241312
Exelon Corp.                        COM           30161N101       26     599SH                 SOLE                            599
Express Scripts Inc                 COM           30219G108       14     322SH                 SOLE                            322
Exxon Mobil Corp                    COM           30231G102      982   11582SH                 SOLE                          11582
Firstenergy Corp                    COM           337932107       21     479SH                 SOLE                            479
Fluor Corp New                      COM           343412102       23     457SH                 SOLE                            457
Ford Motor Company                  COM           345370860       89    8255SH                 SOLE                           8255
Freeport Mcmoran Cppr&Gold Cl A     COM           35671D857       14     375SH                 SOLE                            375
General Dynamics                    COM           369550108       24     368SH                 SOLE                            368
General Electric Corp               COM           369604103      172    9578SH                 SOLE                           9578
Goldman Sachs Group Inc             COM           38141G104       21     231SH                 SOLE                            231
Google Inc Cl A                     COM           38259P508       67     104SH                 SOLE                            104
H&R Block Inc                       COM           093671105       59    3000SH                 SOLE                           3000
Halliburton Co                      COM           406216101       28     815SH                 SOLE                            815
Hatteras Financial Corp             COM           41902R103       61    2306SH                 SOLE                           2306
Hewlett Packard Co                  COM           428236103       27    1029SH                 SOLE                           1029
Home Depot Inc                      COM           437076102       36     868SH                 SOLE                            868
Honeywell Intl Inc                  COM           438516106       34     625SH                 SOLE                            625
Hospira                             COM           441060100       13     437SH                 SOLE                            437
Intel Corp                          COM           458140100       75    3101SH                 SOLE                           3101
Internatl Business Machines Corp    COM           459200101      123     670SH                 SOLE                            670
iShares Barclays Sh Treas Bd ETF    BARCLYS TREA  464288679     4503   40853SH                 SOLE                          40853
iShares Dow Jones Sel Divid ETF     DJ SEL DIV    464287168       54    1007SH                 SOLE                           1007
iShares MSCI ACWI Index ETF         MSCI ACWI IDX 464288257      940   22288SH                 SOLE                          22288
iShares MSCI EAFE Index ETF         MSCI EAFE IDX 464287465    21390  431865SH                 SOLE                         431865
iShares MSCI EAFE Sm Cap Idx ETF    MSCI SM CAP   464288273     2521   72538SH                 SOLE                          72538
iShares S&P 100 Index ETF           S&P100 IDX    464287101    14350  251624SH                 SOLE                         251624
iShares Silver TRUST                ISHARES       46428Q109       54    2011SH                 SOLE                           2011
Jabil Circuit Inc                   COM           466313103       20    1000SH                 SOLE                           1000
Johnson & Johnson                   COM           478160104     1275   19447SH                 SOLE                          19447
Johnson Controls Inc                COM           478366107       19     595SH                 SOLE                            595
JPMorgan Chase & Co                 COM           46625H100      345   10378SH                 SOLE                          10378
Kraft Foods Inc                     Com           50075N104       40    1058SH                 SOLE                           1058
Kroger Co                           COM           501044101       25    1050SH                 SOLE                           1050
Leucadia National Corp              COM           527288104       35    1560SH                 SOLE                           1560
Lilly Eli & Co                      COM           532457108      124    2995SH                 SOLE                           2995
Lockheed Martin Corp                COM           539830109       25     309SH                 SOLE                            309
Lowes Cos Inc                       COM           548661107       28    1099SH                 SOLE                           1099
Macys Inc                           COM           55616P104       24     753SH                 SOLE                            753
McDonalds Corp                      COM           580135101       40     403SH                 SOLE                            403
Mckesson Hboc Inc                   COM           58155Q103       31     393SH                 SOLE                            393
Medtronic Inc                       COM           585055106       28     740SH                 SOLE                            740
Merck & Co Inc                      COM           58933Y105      337    8927SH                 SOLE                           8927
Metlife Inc                         COM           59156R108       28     891SH                 SOLE                            891
Microsoft Corp                      COM           594918104      126    4848SH                 SOLE                           4848
Monsanto Corp                       COM           61166W101       26     369SH                 SOLE                            369
Morgan Stanley                      COM           617446448       55    3641SH                 SOLE                           3641
Natl Grid Grp ADRF Spon             SPON ADR NEW  636274300       46     948SH                 SOLE                            948
Newbridge Networks Corp             COM           650901101       17     500SH                 SOLE                            500
News Ltd Cp ADR Pfd F1 ADR Rep 4    CL A          65248E104       32    1770SH                 SOLE                           1770
Nike Inc Class B                    COM           654106103       48     499SH                 SOLE                            499
Northeast Utils                     COM           664397106       29     800SH                 SOLE                            800
Nucor Corp                          COM           670346105      134    3393SH                 SOLE                           3393
Nuveen Ny Selct Tax Fr              SH BEN INT    67063V104       28    2000SH                 SOLE                           2000
Occidental Pete Corp                COM           674599105       39     420SH                 SOLE                            420
Oracle Corp                         COM           68389X105       44    1719SH                 SOLE                           1719
Paccar Inc                          COM           693718108       21     573SH                 SOLE                            573
Pacific Gulf Properties             COM           70959W103       16     816SH                 SOLE                            816
Pepsico Inc                         COM           713448108       54     819SH                 SOLE                            819
Pfizer Inc                          COM           717081103      107    4932SH                 SOLE                           4932
Philip Morris Intl Inc              COM           718172109       67     850SH                 SOLE                            850
Posco ADR F                         SPON ADR      693483109       10     125SH                 SOLE                            125
Procter & Gamble Co                 COM           742718109      646    9684SH                 SOLE                           9684
Public Serv Enterprise Grp Inc      COM           744573106       81    2455SH                 SOLE                           2455
Qualcomm Inc                        COM           747525103       50     913SH                 SOLE                            913
Safeway Inc                         COM           786514208       26    1229SH                 SOLE                           1229
Schlumberger Ltd                    COM           806857108       59     861SH                 SOLE                            861
Schwab Charles Corp New             COM           808513105      156   13836SH                 SOLE                          13836
Schwab Emerg Mkt Equity ETF         EMG MKTEQ ETF 808524706      895   39137SH                 SOLE                          39137
Smithkline Glaxowellcome PLC ADR    SPON ADR      37733W105       26     576SH                 SOLE                            576
SPDR Barclays Cap 1-3 M T-Bill ETF  BRCLYS 1-3T   78464A680    14839  323791SH                 SOLE                         323791
SPDR Gold Trust ETF                 GOLD SHS      78463V107       81     535SH                 SOLE                            535
SPDR KBW Bank ETF                   S&P BK ETF    78464A797    14610  736787SH                 SOLE                         736787
SPDR S&P Emerging Mkts              EMERG MKT ETF 78463X509       11     185SH                 SOLE                            185
State Street Corp                   COM           857477103       13     318SH                 SOLE                            318
Target Corporation                  COM           87612E106       26     517SH                 SOLE                            517
Texas Instruments Inc               COM           882508104       30    1033SH                 SOLE                           1033
Thermo Electron Corp                COM           883556102       20     443SH                 SOLE                            443
Time Warner Inc New                 COM           887317303       35     975SH                 SOLE                            975
Transcanada Corp Com                COM           89353D107       12     271SH                 SOLE                            271
Travelers Inc                       COM           89417E109       85    1436SH                 SOLE                           1436
Union Pacific Corp                  COM           907818108       40     381SH                 SOLE                            381
United Healthgroup Inc              COM           91324P102       46     909SH                 SOLE                            909
United Parcel Services Inc          COM           911312106       41     563SH                 SOLE                            563
United Technologies Corp.           COM           913017109       40     543SH                 SOLE                            543
Unumprovident Corp                  COM           91529Y106       13     600SH                 SOLE                            600
US Bancorp Del New                  COM           902973304       27    1014SH                 SOLE                           1014
Vanguard Extended Mkt Idx ETF       EXT MKT       922908652      962   18555SH                 SOLE                          18555
Vanguard FTSE Wrld Ex US Sm Cp ETF  FTSE SMCP ETF 922042718     1232   15887SH                 SOLE                          15887
Vanguard Interme Term Corp Bd ETF   INTTERM CORP  92206C870      102    1235SH                 SOLE                           1235
Vanguard Sht Term Corp Bd ETF       SHTERM CORP   92206C409      101    1291SH                 SOLE                           1291
Vanguard Sht-Term Bd ETF            SHTERM BD     921937827      104    1290SH                 SOLE                           1290
Vanguard Tot Internatl Stk ETF      INTL STK IDX  921909768    36777  899191SH                 SOLE                         899191
Vanguard Total Stock Market ETF     TOT STK MKT   922908769    59684  928219SH                 SOLE                         928219
Verisign Inc                        COM           92343E102       44    1220SH                 SOLE                           1220
Verizon Communications              COM           92343V104      107    2668SH                 SOLE                           2668
Viacom Inc Class B New              COM           92553P201       37     812SH                 SOLE                            812
Walgreen Co                         COM           931422109       22     677SH                 SOLE                            677
Wal-Mart Stores Inc                 COM           931142103       35     585SH                 SOLE                            585
Walt Disney Co Holding Co           COM           254687106       66    1750SH                 SOLE                           1750
Wellpoint Inc                       COM           94973V107       30     451SH                 SOLE                            451
Wells Fargo & Co New                COM           949746101       54    1949SH                 SOLE                           1949
Yahoo Inc                           COM           984332106       31    1908SH                 SOLE                           1908
Yum Brands Inc                      COM           988498101       43     734SH                 SOLE                            734
Zimmer Holdings Inc                 COM           98956P102       56    1050SH                 SOLE                           1050
